LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Summary of leases by balance sheet category

December 31, 2022
Operating right-of-use assets	$1,661,000
Operating lease liability – current	561,000
Operating lease liability – non-current	1,250,000

Schedule of lease cost

Year Ended December 31, 2022
Operating lease cost	$648,000
Short-term lease cost	-
Variable lease cost	-

Summary of other information related to leases

December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:	-
Operating cash flows related to operating leases	$517,000
Right-of-use assets obtained in exchange for new operating lease liabilities	1,905,000
Weighted-average remaining lease term – operating leases	2.9 years
Weighted-average discount rate – operating leases	8%

Schedule of non cancellable operating leases

2023	$682,000
2024	693,000
2025	609,000
2026	51,000
2027	-
Total lease payments	2,035,000
Less interest	(224,000)
Present value of lease liabilities	$1,811,000